ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of the following at:

	December 31, 2025	December 31, 2024
Accrued freight costs	$984,079	$890,408
Accrued payroll	374,575	362,628
Accrued interest on convertible note	51,223	-
Accrued professional services	36,665	24,000
Other accrued liabilities	3,526	3,527
Total accrued expenses	$1,450,068	$1,280,563